Related party transactions - Service agreements and products - General (Details) - item		3 Months Ended
	Dec. 31, 2010	Mar. 31, 2023	Dec. 31, 2022
Related party transactions
Number of Kidney Care Entities that company participates in		24	20
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in joint venture (as a percent)	45.00%
Fresenius SE
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)		32.20%
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement		1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement		5 years